INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of income tax and social contribution expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME AND SOCIAL CONTRIBUTION TAXES
Statutory tax rate	34	34	34
Income tax rate	25.00%	25.00%	25.00%
Social contribution tax rate	9.00%	9.00%	9.00%
Income before taxes	R$ 5,959,529	R$ 6,008,234	R$ 6,394,535
Income and social contribution tax expenses, at the tax rate of 34%	(2,026,240)	(2,042,800)	(2,174,142)
Equity pickup	39,869	250	256
Unclaimed interest on equity	(38,311)	(16,699)	(13,825)
Non-deductible expenses, gifts, incentives	(87,115)	(84,988)	(84,487)
Tax benefit related to interest on equity allocated	929,900	894,200	879,920
IR and CS on interest SELIC adjustment of overdue	1,407,523
Other	44,202	12,330	(1,243)
Tax (debits) credits	R$ 269,828	R$ (1,237,707)	R$ (1,393,521)
Effective rate	(4.5)	20.6	21.8
Current income and social contribution taxes	R$ (84,661)	R$ (61,427)	R$ (101,246)
Deferred income and social contribution taxes	R$ 354,489	R$ (1,176,280)	R$ (1,292,275)